Benefit Plans (Estimated Future Benefit Payments From Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 14
2014	45
2015	17
2016	18
2017	19
2018-2022	103
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	210
2014	219
2015	229
2016	241
2017	250
2018-2022	$ 1,470